                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 2000

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1

Statements of Investments:

     Aggressive Portfolio...................................    2

     Moderately Aggressive Portfolio........................    3

     Moderate Portfolio.....................................    4

     Moderately Conservative Portfolio......................    5

     Conservative Portfolio.................................    6

Statements of Assets and Liabilities........................    7

Statements of Operations....................................    8

Statements of Changes in Net Assets.........................    9

Financial Highlights........................................   12

Notes to Financial Statements...............................   15

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Nationwide Asset Allocation Trust:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio, and the Conservative Portfolio (separate portfolios constituting Nationwide Asset Allocation Trust, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent of the mutual funds in which the Trust invests, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 16, 2001

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               1

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 2000

----------------------------------------------------------
                                                 MARKET
     SHARES   SECURITY                            VALUE
----------------------------------------------------------
              MUTUAL FUNDS (100.0%)
              AGGRESSIVE GROWTH (39.9%)
    167,858   Nationwide Small Company Fund*   $ 3,357,167
     35,326   Oppenheimer Capital
              Appreciation Fund, Class A         1,680,469
     37,081   Oppenheimer Discovery Fund,
              Class A                            1,660,110
                                               -----------
                                                 6,697,746
                                               -----------

              GROWTH (40.1%)
     40,630   American Century Equity Growth
              Fund                                 884,505
     19,705   Dreyfus Appreciation Fund, Inc.      846,119
     19,901   Federated Stock Trust                676,035
     52,595   MAS Equity Portfolio Adviser
              Class                                672,158
    158,366   Capital Appreciation Fund*         2,324,821
     13,360   Strong Schafer Value Fund            679,092
     28,412   Warburg Pincus Capital
              Appreciation Fund                    671,937
                                               -----------
                                                 6,754,667
                                               -----------

----------------------------------------------------------
                                                 MARKET
     SHARES   SECURITY                            VALUE
----------------------------------------------------------
              MUTUAL FUNDS (CONTINUED)
              GROWTH & INCOME (20.0%)
     32,570   Nationwide Fund, Class D*        $   673,863
    236,628   Nationwide S&P 500 Index Fund,
              Local Fund Shares*                 2,688,098
                                               -----------
                                                 3,361,961
                                               -----------
              TOTAL INVESTMENTS -- 100.0%
              (cost $19,353,328)(a)             16,814,374
              OTHER LIABILITIES IN EXCESS OF
              ASSETS -- 0.0%                        (7,007)
                                               -----------
              TOTAL NET ASSETS -- 100%         $16,807,367
                                               ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $460,476. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..............  $    23,459
      Unrealized depreciation..............   (3,022,889)
                                             -----------
      Net unrealized depreciation..........  $(2,999,430)
                                             ===========

* Investment in affiliate.

See notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (89.9%)
             AGGRESSIVE GROWTH (29.8%)
   131,650   Nationwide Small Company Fund*     $ 2,633,002
    25,803   Oppenheimer Capital Appreciation
             Fund, Class A                        1,227,455
    31,019   Oppenheimer Discovery Fund, Class
             A                                    1,388,715
                                                -----------
                                                  5,249,172
                                                -----------

             GROWTH (30.0%)
    33,976   American Century Equity Growth
             Fund                                   739,658
    16,493   Dreyfus Appreciation Fund, Inc.        708,202
    20,870   Federated Stock Trust                  708,937
    41,271   MAS Equity Portfolio Adviser
             Class                                  527,446
   118,408   Capital Appreciation Fund*           1,738,234
     6,992   Strong Schafer Value Fund              355,415
    22,219   Warburg Pincus Capital
             Appreciation Fund                      525,474
                                                -----------
                                                  5,303,366
                                                -----------

             GROWTH & INCOME (20.0%)
    34,041   Nationwide Fund, Class D*              704,313
   247,482   Nationwide S&P 500 Index Fund,
             Local Fund Shares*                   2,811,396
                                                -----------
                                                  3,515,709
                                                -----------

-----------------------------------------------------------
                                                  MARKET
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (CONTINUED)

             BOND (10.1%)
   176,859   Nationwide Income Fund*            $ 1,777,436
                                                -----------
             TOTAL MUTUAL FUNDS
             (cost $17,885,139)                  15,845,683
                                                -----------

----------
 PRINCIPAL
----------
             FIXED INCOME (10.1%)
$1,776,019   Nationwide Fixed Contract,
             5.15%*,** (cost $1,776,019)         1,776,019
                                               -----------
             TOTAL INVESTMENTS -- 100.0%
             (cost $19,661,158)(a)              17,621,702
             OTHER LIABILITIES IN EXCESS OF
             ASSETS -- 0.0%                         (6,439)
                                               -----------
             TOTAL NET ASSETS -- 100.0%        $17,615,263
                                               ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $333,863. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..............  $    49,796
      Unrealized depreciation..............   (2,423,115)
                                             -----------
      Net unrealized depreciation..........  $(2,373,319)
                                             ===========

*  Investment in affiliate.

** The Nationwide Fixed Contract rate changes quarterly.

See notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               3

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 2000

----------------------------------------------------------
                                                 MARKET
    SHARES   SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (89.9%)
             AGGRESSIVE GROWTH (19.9%)
    69,861   Nationwide Small Company Fund*    $ 1,397,215
    14,704   Oppenheimer Capital Appreciation
             Fund, Class A                         699,447
    15,432   Oppenheimer Discovery Fund,
             Class A                               690,893
                                               -----------
                                                 2,787,555
                                               -----------

             GROWTH (20.0%)
    20,298   American Century Equity Growth
             Fund                                  441,898
     6,461   Dreyfus Appreciation Fund, Inc.       277,454
     8,298   Federated Stock Trust                 281,884
    21,867   MAS Equity Portfolio Adviser
             Class                                 279,461
    66,010   Capital Appreciation Fund*            969,024
     5,554   Strong Schafer Value Fund             282,327
    11,834   Warburg Pincus Capital
             Appreciation Fund                     279,881
                                               -----------
                                                 2,811,929
                                               -----------

             GROWTH & INCOME (29.8%)
    40,731   Nationwide Fund, Class D*             842,716
   295,500   Nationwide S&P 500 Index Fund,
             Local Fund Shares*                  3,356,884
                                               -----------
                                                 4,199,600
                                               -----------

----------------------------------------------------------
                                                 MARKET
    SHARES   SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (CONTINUED)

             BOND (20.2%)
   281,524   Nationwide Income Fund*           $ 2,829,313
                                               -----------
             TOTAL MUTUAL FUNDS
             (cost $13,960,956)                 12,628,397
                                               -----------

----------
 PRINCIPAL
----------
             FIXED INCOME (10.1%)
$1,413,465   Nationwide Fixed Contract,
             5.15%*,** (cost $1,413,465)          1,413,465
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
             (cost $15,374,421)(a)               14,041,862
             OTHER LIABILITIES IN EXCESS OF
             ASSETS -- 0.0%                          (5,186)
                                                -----------
             TOTAL NET ASSETS -- 100.0%         $14,036,676
                                                ===========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $219,014. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..............  $    80,868
      Unrealized depreciation..............   (1,632,441)
                                             -----------
      Net unrealized depreciation..........  $(1,551,573)
                                             ===========

*  Investment in affiliate.

** The Nationwide Fixed Contract rate changes quarterly.

See notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 2000

-----------------------------------------------------------
                                                   MARKET
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (79.9%)
             AGGRESSIVE GROWTH (10.0%)
    12,498   Nationwide Small Company Fund*      $  249,955
     2,160   Oppenheimer Capital Appreciation
             Fund, Class A                          102,759
     3,315   Oppenheimer Discovery Fund, Class
             A                                      148,419
                                                 ----------
                                                    501,133
                                                 ----------

             GROWTH (10.0%)
     4,929   American Century Equity Growth
             Fund                                   107,305
     1,158   Dreyfus Appreciation Fund, Inc.         49,708
     1,476   Federated Stock Trust                   50,133
     3,950   MAS Equity Portfolio Adviser Class      50,482
    16,820   Capital Appreciation Fund*             246,912
                                                 ----------
                                                    504,540
                                                 ----------
             GROWTH & INCOME (29.8%)
    14,522   Nationwide Fund, Class D*              300,467
   105,434   Nationwide S&P 500 Index Fund,
             Local Fund Shares*                   1,197,726
                                                 ----------
                                                  1,498,193
                                                 ----------

-----------------------------------------------------------
                                                   MARKET
    SHARES   SECURITY                              VALUE
-----------------------------------------------------------
             MUTUAL FUNDS (CONTINUED)

             BOND (30.1%)
   151,126   Nationwide Income Fund*             $1,518,820
                                                 ----------
             TOTAL MUTUAL FUNDS
             (cost $4,337,063)                    4,022,686
                                                 ----------

----------
 PRINCIPAL
----------
             FIXED INCOME (20.1%)
$1,011,639   Nationwide Fixed Contract,
             5.15%*,**
             (cost $1,011,639)                   1,011,639
                                                ----------
             TOTAL INVESTMENTS -- 100.0%
             (cost $5,348,702)(a)                5,034,325
             OTHER LIABILITIES IN EXCESS OF
             ASSETS -- 0.0%                         (1,615)
                                                ----------
             TOTAL NET ASSETS -- 100.0%         $5,032,710
                                                ==========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $59,976. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation...............  $  44,537
      Unrealized depreciation...............   (418,890)
                                              ---------
      Net unrealized depreciation...........  $(374,353)
                                              =========

*  Investment in affiliate.

** The Nationwide Fixed Contract rate changes quarterly.

See notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               5

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 2000

----------------------------------------------------------
                                                  MARKET
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (75.0%)
             GROWTH (10.0%)
     1,319   American Century Equity Growth
             Fund                               $   28,711
       639   Dreyfus Appreciation Fund, Inc.        27,435
       797   Federated Stock Trust                  27,066
     2,171   MAS Equity Portfolio Adviser
             Class                                  27,749
     9,056   Capital Appreciation Fund*            132,947
       531   Strong Schafer Value Fund              26,998
                                                ----------
                                                   270,906
                                                ----------
             GROWTH & INCOME (19.8%)
     5,257   Nationwide Fund, Class D*             108,760
    37,788   Nationwide S&P 500 Index Fund,
             Local Fund Shares*                    429,267
                                                ----------
                                                   538,027
                                                ----------
             BOND (45.2%)
   121,873   Nationwide Income Fund*             1,224,824
                                                ----------
             TOTAL MUTUAL FUNDS
             (cost $2,138,947)                   2,033,757
                                                ----------
---------
PRINCIPAL
---------
             FIXED INCOME (25.0%)
$  678,615   Nationwide Fixed Contract,
             5.15%*,** (cost $678,615)             678,615
                                                ----------
             TOTAL INVESTMENTS -- 100.0%
             (cost $2,817,562)(a)                2,712,372
             OTHER LIABILITIES IN EXCESS OF
             ASSETS -- 0.0%                           (825)
                                                ----------
             TOTAL NET ASSETS -- 100.0%         $2,711,547
                                                ==========

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $33,540. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..............  $    34,390
      Unrealized depreciation..............     (173,120)
                                             -----------
      Net unrealized depreciation..........  $  (138,730)
                                             ===========

*  Investment in affiliate.

** The Nationwide Fixed Contract rate changes quarterly.

See notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                MODERATELY                   MODERATELY
                                  AGGRESSIVE    AGGRESSIVE     MODERATE     CONSERVATIVE   CONSERVATIVE
                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                  -----------   -----------   -----------   ------------   ------------
ASSETS:
  Investments, at value (cost
     $8,587,865; $6,894,254;
     $3,596,537; $564,811 and
     $152,371, respectively)      $ 7,770,425   $ 6,181,302   $ 3,233,245    $  508,806     $  137,959
  Investments in affiliates, at
     value (cost $10,765,463;
     $12,766,904; $11,777,884;
     $4,783,891 and $2,665,191,
     respectively)                  9,043,949    11,440,400    10,808,617     4,525,519      2,574,413
                                  -----------   -----------   -----------    ----------     ----------
     Total Investments             16,814,374    17,621,702    14,041,862     5,034,325      2,712,372
                                  -----------   -----------   -----------    ----------     ----------
  Interest and dividends
     receivable                            --           838           667           477            321
                                  -----------   -----------   -----------    ----------     ----------
     Total Assets                  16,814,374    17,622,540    14,042,529     5,034,802      2,712,693
                                  -----------   -----------   -----------    ----------     ----------
LIABILITIES:
  Management fees payable               7,007         7,277         5,853         2,092          1,146
                                  -----------   -----------   -----------    ----------     ----------
NET ASSETS                        $16,807,367   $17,615,263   $14,036,676    $5,032,710     $2,711,547
                                  ===========   ===========   ===========    ==========     ==========
NET ASSETS REPRESENTED BY:
  Capital                         $16,531,401   $17,345,471   $13,694,057    $4,980,899     $2,790,623
  Undistributed net investment
     income                           540,747       489,218       287,750        70,046         24,325
  Accumulated undistributed net
     realized gains from
     investment transactions        2,274,173     1,820,030     1,387,428       296,142          1,789
  Net unrealized (depreciation)
     from investments              (2,538,954)   (2,039,456)   (1,332,559)     (314,377)      (105,190)
                                  -----------   -----------   -----------    ----------     ----------
NET ASSETS                        $16,807,367   $17,615,263   $14,036,676    $5,032,710     $2,711,547
                                  ===========   ===========   ===========    ==========     ==========
  Shares of beneficial interest
     outstanding (unlimited
     number of shares
     authorized)                    1,372,162     1,454,398     1,181,556       447,935        264,364
                                  ===========   ===========   ===========    ==========     ==========
  NET ASSET VALUE, offering and
     redemption price per share   $     12.25   $     12.11   $     11.88    $    11.24     $    10.26
                                  ===========   ===========   ===========    ==========     ==========

------------------------------------------------------
See notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               7

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                  MODERATELY                   MODERATELY
                                    AGGRESSIVE    AGGRESSIVE     MODERATE     CONSERVATIVE   CONSERVATIVE
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                    -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
  Interest income from affiliates   $        --   $    78,012   $    67,138    $  48,923       $ 36,557
  Dividend income from affiliates       298,279       311,923       277,245      104,209         66,721
  Dividend income                       398,934       317,643       166,396       28,105          3,237
                                    -----------   -----------   -----------    ---------       --------
     Total Income                       697,213       707,578       510,779      181,237        106,515
                                    -----------   -----------   -----------    ---------       --------
EXPENSES:
  Management fees                        72,923        70,824        61,124       22,308         13,380
                                    -----------   -----------   -----------    ---------       --------
NET INVESTMENT INCOME                   624,290       636,754       449,655      158,929         93,135
                                    -----------   -----------   -----------    ---------       --------
NET REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from
     investment transactions            857,081       630,680       613,556      102,751        (37,583)
  Realized gain distributions from
     affiliated investments           1,053,843       869,900       632,969      181,930         67,989
  Realized gain distributions from
     unaffiliated investments           499,207       412,510       209,601       35,642          7,875
  Net change in unrealized
     (depreciation) from
     investments                     (4,177,188)   (3,193,783)   (2,220,568)    (473,137)       (76,413)
                                    -----------   -----------   -----------    ---------       --------
  Net realized/unrealized gains
     (losses) from investments       (1,767,057)   (1,280,693)     (764,442)    (152,814)       (38,132)
                                    -----------   -----------   -----------    ---------       --------
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                   $(1,142,767)  $  (643,939)  $  (314,787)   $   6,115       $ 55,003
                                    ===========   ===========   ===========    =========       ========

------------------------------------------------------
See notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                AGGRESSIVE PORTFOLIO       MODERATELY AGGRESSIVE PORTFOLIO
                                             ---------------------------   -------------------------------
                                             FOR THE YEAR   FOR THE YEAR    FOR THE YEAR     FOR THE YEAR
                                                ENDED          ENDED           ENDED            ENDED
                                             DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                 2000           1999            2000             1999
                                             ------------   ------------   --------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)               $   624,290    $    (3,754)     $   636,754      $    65,537
  Net realized gains from investment
     transactions                              2,410,131        636,496        1,913,090          468,195
  Net change in unrealized appreciation
     (depreciation) from investments          (4,177,188)     1,428,865       (3,193,783)         981,409
                                             -----------    -----------      -----------      -----------
  Change in net assets resulting from
     operations                               (1,142,767)     2,061,607         (643,939)       1,515,141
                                             -----------    -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (269,433)        (5,032)        (303,989)         (54,946)
  Net realized gains from investment
     transactions                               (561,253)      (283,002)        (398,330)        (155,388)
                                             -----------    -----------      -----------      -----------
     Change in net assets from shareholder
       distributions                            (830,686)      (288,034)        (702,319)        (210,334)
                                             -----------    -----------      -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  8,666,084      4,042,247        9,805,761        5,268,161
  Dividends reinvested                           830,668        288,034          702,310          210,334
  Cost of shares redeemed                     (1,739,128)    (1,953,837)      (1,730,927)      (1,227,178)
                                             -----------    -----------      -----------      -----------
  Change in net assets from capital
     transactions                              7,757,624      2,376,444        8,777,144        4,251,317
                                             -----------    -----------      -----------      -----------
     Change in net assets                      5,784,171      4,150,017        7,430,886        5,556,124
NET ASSETS:
  Beginning of period                         11,023,196      6,873,179       10,184,377        4,628,253
                                             -----------    -----------      -----------      -----------
  End of period                              $16,807,367    $11,023,196      $17,615,263      $10,184,377
                                             ===========    ===========      ===========      ===========
SHARE TRANSACTIONS:
  Sold                                           654,370        341,255          769,967          451,761
  Reinvested                                      62,613         25,580           55,104           18,623
  Redeemed                                      (130,585)      (164,463)        (135,235)        (105,288)
                                             -----------    -----------      -----------      -----------
Change in shares                                 586,398        202,372          689,836          365,096
                                             ===========    ===========      ===========      ===========

------------------------------------------------------
See notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               9

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              MODERATELY CONSERVATIVE
                                                  MODERATE PORTFOLIO                 PORTFOLIO
                                              ---------------------------   ---------------------------
                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2000           1999           2000           1999
                                              ------------   ------------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                       $   449,655    $   102,823    $   158,929    $    70,678
  Net realized gains from investment
     transactions                               1,456,126        398,443        320,323        162,108
  Net change in unrealized appreciation
     (depreciation) from investments           (2,220,568)       668,125       (473,137)        74,393
                                              -----------    -----------    -----------    -----------
  Change in net assets resulting from
     operations                                  (314,787)     1,169,391          6,115        307,179
                                              -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (286,453)       (85,557)      (126,845)       (61,379)
  Net realized gains from investment
     transactions                                (344,961)       (93,191)      (147,668)       (33,619)
                                              -----------    -----------    -----------    -----------
     Change in net assets from shareholder
       distributions                             (631,414)      (178,748)      (274,513)       (94,998)
                                              -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                   6,306,576      5,368,173      2,247,926      2,767,849
  Dividends reinvested                            631,403        178,748        274,510         94,998
  Cost of shares redeemed                      (1,706,445)    (1,133,702)    (1,004,479)    (1,215,788)
                                              -----------    -----------    -----------    -----------
  Change in net assets from capital
     transactions                               5,231,534      4,413,219      1,517,957      1,647,059
                                              -----------    -----------    -----------    -----------
     Change in net assets                       4,285,333      5,403,862      1,249,559      1,859,240
NET ASSETS:
  Beginning of period                           9,751,343      4,347,481      3,783,151      1,923,911
                                              -----------    -----------    -----------    -----------
  End of period                               $14,036,676    $ 9,751,343    $ 5,032,710    $ 3,783,151
                                              ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
  Sold                                            509,529        462,291        195,295        244,386
  Reinvested                                       51,242         15,629         23,998          8,459
  Redeemed                                       (136,622)       (96,631)       (86,502)      (107,530)
                                              -----------    -----------    -----------    -----------
Change in shares                                  424,149        381,289        132,791        145,315
                                              ===========    ===========    ===========    ===========

------------------------------------------------------
See notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      CONSERVATIVE PORTFOLIO
                                                              --------------------------------------
                                                                FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              DECEMBER 31, 2000    DECEMBER 31, 1999
                                                              -----------------    -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                          $    93,135          $   105,107
  Net realized gains from investment transactions                     38,281              112,537
  Net change in unrealized (depreciation) from investments           (76,413)             (81,945)
                                                                 -----------          -----------
     Change in net assets resulting from operations                   55,003              135,699
                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (101,443)             (92,859)
  Net realized gains from investment transactions                   (132,384)             (27,849)
                                                                 -----------          -----------
     Change in net assets from shareholder distributions            (233,827)            (120,708)
                                                                 -----------          -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                      1,484,627            3,743,592
  Dividends reinvested                                               233,824              120,708
  Cost of shares redeemed                                         (2,120,004)          (2,401,616)
                                                                 -----------          -----------
  Change in net assets from capital transactions                    (401,553)           1,462,684
                                                                 -----------          -----------
     Change in net assets                                           (580,377)           1,477,675
NET ASSETS:
  Beginning of period                                              3,291,924            1,814,249
                                                                 -----------          -----------
  End of period                                                  $ 2,711,547          $ 3,291,924
                                                                 ===========          ===========
SHARE TRANSACTIONS:
  Sold                                                               143,318              344,677
  Reinvested                                                          22,831               11,170
  Redeemed                                                          (202,883)            (219,614)
                                                                 -----------          -----------
Change in shares                                                     (36,734)             136,233
                                                                 ===========          ===========

------------------------------------------------------
See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               11

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         AGGRESSIVE PORTFOLIO                     MODERATELY AGGRESSIVE PORTFOLIO
                             --------------------------------------------   --------------------------------------------
                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                ENDED          ENDED           ENDED           ENDED          ENDED           ENDED
                             DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 2000           1999          1998(a)           2000           1999          1998(a)
                             ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE --
  BEGINNING OF YEAR            $ 14.03        $ 11.78          $10.00         $ 13.32        $ 11.59          $10.00
                               -------        -------          ------         -------        -------          ------
INVESTMENT ACTIVITIES:
  Net investment income
    (loss)                        0.46          (0.01)           0.01            0.46           0.09            0.10
  Net realized/unrealized
    gain (loss)                  (1.24)          2.74            1.78           (0.83)          2.07            1.56
                               -------        -------          ------         -------        -------          ------
         Total investment
           activities            (0.78)          2.73            1.79           (0.37)          2.16            1.66
                               -------        -------          ------         -------        -------          ------
DISTRIBUTIONS:
  Net investment income          (0.30)         (0.01)          (0.01)          (0.33)         (0.09)          (0.07)
  Net realized gains             (0.70)         (0.47)             --           (0.51)         (0.34)             --
                               -------        -------          ------         -------        -------          ------
         Total
           distributions         (1.00)         (0.48)          (0.01)          (0.84)         (0.43)          (0.07)
                               -------        -------          ------         -------        -------          ------
NET ASSET VALUE -- END OF
  YEAR                         $ 12.25        $ 14.03          $11.78         $ 12.11        $ 13.32          $11.59
                               =======        =======          ======         =======        =======          ======
Total Return                     (6.04)%        24.19%          17.85%(b)       (3.08)%        19.34%          16.61%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of
  period (000)                 $16,807        $11,023          $6,873         $17,615        $10,184          $4,628
Ratio of expenses to
  average net assets              0.50%          0.50%           0.50%(c)        0.50%          0.50%           0.50%(c)
Ratio of net investment
  income to average net
  assets                          4.28%         (0.05)%          0.16%(c)        4.50%          0.93%           1.16%(c)
Portfolio turnover rate          49.68%         29.81%          38.42%          52.40%         25.88%          52.63%

------------------------------------------------------

(a) Portfolio commenced operations on January 20, 1998.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

 12              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          MODERATE PORTFOLIO                     MODERATELY CONSERVATIVE PORTFOLIO
                             --------------------------------------------   --------------------------------------------
                             FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                ENDED          ENDED           ENDED           ENDED          ENDED           ENDED
                             DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                 2000           1999          1998(a)           2000           1999          1998(a)
                             ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE --
  BEGINNING OF YEAR            $ 12.87         $11.56          $10.00          $12.00         $11.33          $10.00
                               -------         ------          ------          ------         ------          ------
INVESTMENT ACTIVITIES:
  Net investment income           0.40           0.14            0.14            0.38           0.24            0.22
  Net realized/unrealized
    gain (loss)                  (0.63)          1.53            1.53           (0.35)          0.84            1.27
                               -------         ------          ------          ------         ------          ------
         Total investment
           activities            (0.23)          1.67            1.67            0.03           1.08            1.49
                               -------         ------          ------          ------         ------          ------
DISTRIBUTIONS:
  Net investment income          (0.32)         (0.14)          (0.11)          (0.34)         (0.24)          (0.16)
  Net realized gains             (0.44)         (0.22)             --           (0.45)         (0.17)             --
                               -------         ------          ------          ------         ------          ------
         Total
           distributions         (0.76)         (0.36)          (0.11)          (0.79)         (0.41)          (0.16)
                               -------         ------          ------          ------         ------          ------
NET ASSET VALUE -- END OF
  YEAR                         $ 11.88         $12.87          $11.56          $11.24         $12.00          $11.33
                               =======         ======          ======          ======         ======          ======
Total Return                     (1.94)%        14.89%          16.74%(b)        0.20%          9.80%          14.97%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of
  period (000)                 $14,037         $9,751          $4,347          $5,033         $3,783          $1,924
Ratio of expenses to
  average net assets              0.50%          0.50%           0.50%(c)        0.50%          0.50%           0.50%(c)
Ratio of net investment
  income to average net
  assets                          3.68%          1.43%           1.83%(c)        3.56%          2.36%           2.79%(c)
Portfolio turnover rate          58.26%         25.63%          55.92%          59.81%         50.16%         104.85%

------------------------------------------------------

(a)Portfolio commenced operations on January 20, 1998.

(b)Not annualized.

(c)Annualized.

See notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               13

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE PORTFOLIO
                                                           ------------------------------------------
                                                           FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                              ENDED          ENDED          ENDED
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               2000           1999         1998(a)
                                                           ------------   ------------   ------------
NET ASSET VALUE --
  BEGINNING OF YEAR                                           $10.93         $11.00         $10.00
INVESTMENT ACTIVITIES:
  Net investment income                                         0.39           0.33           0.30
  Net realized/unrealized gain (loss)                          (0.12)          0.07           0.92
                                                              ------         ------         ------
          Total investment activities                           0.27           0.40           1.22
                                                              ------         ------         ------
DISTRIBUTIONS:
  Net investment income                                        (0.41)         (0.32)         (0.22)
  Net realized gains                                           (0.53)         (0.15)            --
                                                              ------         ------         ------
          Total distributions                                  (0.94)         (0.47)         (0.22)
                                                              ------         ------         ------
NET ASSET VALUE -- END OF YEAR                                $10.26         $10.93         $11.00
                                                              ======         ======         ======
Total Return                                                    2.63%          3.77%         12.33%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                            $2,712         $3,292         $1,814
Ratio of expenses to average net assets                         0.50%          0.50%          0.50%(c)
Ratio of net investment income to average net assets            3.48%          3.27%          3.60%(c)
Portfolio turnover rate                                        91.91%         84.11%        165.15%

------------------------------------------------------
(a) Portfolio commenced operations on January 20, 1998.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

 14              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company. The Trust was created under the laws of the State of Ohio as a business trust by a Declaration of Trust dated as of September 9, 1997, as subsequently amended. The Trust currently offers shares in five separate non-diversified funds (collectively the "Life Design Series" or each, a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. This report contains the financial statements and financial highlights of the following five Portfolios:

     - Aggressive Portfolio

     - Moderately Aggressive Portfolio

     - Moderate Portfolio

     - Moderately Conservative Portfolio

     - Conservative Portfolio

Each portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). Some of the Underlying Funds are advised by Villanova Mutual Fund Capital Trust ("VMF") an affiliate of Villanova SA Capital Trust ("VSA") the investment adviser to the Trust. VMF is an affiliate of Villanova SA Capital Trust ("VSA"), the investment adviser to the Trust. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Portfolios, except for the Aggressive Fund, may also invest in a non-registered fixed interest contract issued by Nationwide Life Insurance Company (which is affiliated with VMF and VSA). The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. These can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods reported. Actual results could differ from those estimates.

SECURITIES VALUATION

Shares of the Underlying Funds in which the Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular trading session on the New York Stock Exchange. The Underlying Funds generally value securities in their portfolios for which market quotation are readily available at their market value (generally the last reported sale price). All other securities and assets are generally valued at fair value, pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The fixed interest contract is valued at par each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

SHARE VALUATION

The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               15

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Distributions from the Underlying Funds are recognized on the ex-dividend date. Gains and losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income for the Fixed Contract is accrued daily and reinvested the following day.

DIVIDENDS TO SHAREHOLDERS

Dividend income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if applicable, are declared and distributed at least annually.

The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the components of net assets based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

Accordingly, for the fiscal year ended December 31, 2000, there were no reclassifications necessary.

FEDERAL INCOME TAXES

Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Therefore no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

OTHER

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio.

3. TRANSACTION WITH AFFILIATES

Pursuant to an Investment Advisory and Administration Agreement, VSA manages the investment of the assets and supervises the daily business affairs of the Portfolios. Under the terms of the investment advisory and administration agreement, each Portfolio pays VSA a 0.50% management fee based on the Portfolio's average daily net assets. VSA will also bear all expenses of each Portfolio other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent ("TDDA") for the Portfolios. For these services, NISI is compensated by VSA under a separate TDDA agreement.

Nationwide Life Insurance Company ("NLIC") is the underwriter of the Nationwide Fixed Contract. NLIC is affiliated with NISI and VSA.

VSA and NISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services, respectively, to the Portfolios.

 16              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                      NATIONWIDE(R) ASSET ALLOCATION TRUST

                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

4. BANK LOANS

The Trust currently has an unsecured bank line of credit of $10,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus
 .50%. As of December 31, 2000 there were no outstanding borrowings.

5. INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the year ended December 31, 2000, are summarized as follows:

                                                        PURCHASES       SALES
                                                       -----------    ----------
Aggressive...........................................  $16,332,954    $7,226,091
Moderately Aggressive................................   15,908,148     6,681,987
Moderate.............................................   11,848,460     6,405,657
Moderately Conservative..............................    3,508,276     2,140,813
Conservative.........................................    1,874,654     2,231,738

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

During the fiscal year ended December 31, 2000, the following Portfolios declared long-term capital gain distributions as follows:

                                                               AMOUNT
                                                              --------
Aggressive..................................................  $498,842
Moderately Aggressive.......................................   358,739
Moderate....................................................   268,345
Moderately Conservative.....................................    51,083
Conservative................................................    26,928

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               17